Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The Company and its subsidiary file income tax returns in the U.S. federal and state of Illinois jurisdictions. During the years ended December 31, 2017 and 2016, the Company did not recognize expense for interest or penalties.

The provision for income taxes includes these components:

	2017	2016

Taxes currently payable
Federal	$1,286,506	$916,248
State	366,935	314,017
Deferred income taxes	446,854	(142,607)

Income tax expense	$2,100,295	$1,087,658

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2017	2016

Computed at the statutory rate (34%)	$1,543,979	$1,406,093
Increase (decrease) resulting from
Tax exempt interest	(440,716)	(445,584)
State income taxes, net	234,225	184,535
Increase in cash surrender value	(55,192)	(58,651)
Deferred tax asset adjustment for tax rate change	815,779	—
Other	2,220	1,265

Actual tax expense	$2,100,295	$1,087,658

Tax expense as a percentage of pre-tax income	46.25%	26.30%

The tax effects of temporary differences related to deferred taxes shown on the consolidated balance sheets were:

	2017	2016
Deferred tax assets
Allowance for loan losses	$728,735	$1,050,004
Deferred compensation	1,389,417	1,830,687
Net unrealized loss on available for sale securities	206,784	605,970
Other	87,073	—
	2,412,009	3,486,661

Deferred tax liabilities
Depreciation	(282,852)	(390,787)
Federal Home Loan Bank stock dividends	(34,069)	(48,291)
Prepaid expenses	(46,390)	(65,504)
Mortgage servicing rights	(155,949)	(216,238)
Other	—	(27,052)
	(519,260)	(747,872)

Net deferred tax asset	$1,892,749	$2,738,789

Retained earnings at December 31, 2017 and 2016 include approximately $2,600,000, for which no deferred federal income tax liability has been recognized. These amounts represent an allocation of income to bad debt deductions for tax purposes only. Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then-current corporate income tax rate. The deferred income tax liabilities on the preceding amounts that would have been recorded if they were expected to reverse into taxable income in the foreseeable future were approximately $750,000 and $1,000,000 at December 31, 2017 and 2016, respectively.